Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	$ 3,711
Depreciation charge	(330)	$ (323)	$ (293)
Impairment charge	(2)	0	(6)
Property, plant and equipment, ending balance	4,025	3,711
Commitments for purchases of property, plant and equipment	248	186
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	6,360	5,917
Additions	687	721
Impact of business combination	27
Disposals and derecognitions	(188)	(108)
Reclassifications for assets placed in service	0	0
Currency translation effects	(111)	(170)
Property, plant and equipment, ending balance	6,775	6,360	5,917
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(2,649)	(2,492)
Depreciation charge	(330)	(323)
Impairment charge	(2)
Disposals and derecognitions	179	95
Currency translation effects	52	71
Property, plant and equipment, ending balance	(2,750)	(2,649)	(2,492)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	36
Property, plant and equipment, ending balance	35	36
Land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	36	35
Additions	0	2
Impact of business combination	0
Disposals and derecognitions	0	0
Reclassifications for assets placed in service	0	0
Currency translation effects	(1)	(1)
Property, plant and equipment, ending balance	35	36	35
Land | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation charge	0	0
Impairment charge	0
Disposals and derecognitions	0	0
Currency translation effects	0	0
Property, plant and equipment, ending balance	0	0	0
Buildings and improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,185
Property, plant and equipment, ending balance	1,221	1,185
Buildings and improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,987	1,884
Additions	10	8
Impact of business combination	10
Disposals and derecognitions	(13)	(7)
Reclassifications for assets placed in service	127	146
Currency translation effects	(30)	(44)
Property, plant and equipment, ending balance	2,091	1,987	1,884
Buildings and improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(802)	(716)
Depreciation charge	(92)	(107)
Impairment charge	0
Disposals and derecognitions	13	5
Currency translation effects	11	16
Property, plant and equipment, ending balance	(870)	(802)	(716)
Construction in progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	789
Property, plant and equipment, ending balance	953	789
Construction in progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	790	573
Additions	554	654
Impact of business combination	2
Disposals and derecognitions	(3)	(8)
Reclassifications for assets placed in service	(389)	(410)
Currency translation effects	1	(19)
Property, plant and equipment, ending balance	955	790	573
Construction in progress | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1)	(8)
Depreciation charge	0	0
Impairment charge	(2)
Disposals and derecognitions	1	7
Currency translation effects	0	0
Property, plant and equipment, ending balance	(2)	(1)	(8)
Machinery & other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,701
Property, plant and equipment, ending balance	1,816	1,701
Machinery & other equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,547	3,425
Additions	123	57
Impact of business combination	15
Disposals and derecognitions	(172)	(93)
Reclassifications for assets placed in service	262	264
Currency translation effects	(81)	(106)
Property, plant and equipment, ending balance	3,694	3,547	3,425
Machinery & other equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,846)	(1,768)
Depreciation charge	(238)	(216)
Impairment charge	0
Disposals and derecognitions	165	83
Currency translation effects	41	55
Property, plant and equipment, ending balance	$ (1,878)	$ (1,846)	$ (1,768)